Income tax (Tables)	12 Months Ended
Mar. 31, 2016
Income tax
Schedule of income before income tax expense

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

The PRC	316,933	284,288	323,510	50,171
Non-PRC
- Hong Kong	(277)	(43)	405	63
- British Virgin Islands	2,525	1,916	8,288	1,285
- Cayman Islands	(128,257)	(131,041)	(190,870)	(29,601)

Income before income tax expense	190,924	155,120	141,333	21,918

Schedule of income tax expense

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Current tax expense	50,000	48,239	51,060	7,918
Deferred tax expense/(benefit)	8,398	(912)	(1,060)	(164)

Total income tax expense	58,398	47,327	50,000	7,754

Schedule of the reconciliation of expected income tax to actual income tax expense

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Income before income tax expense	190,924	155,120	141,333	21,918

Computed “expected” tax expense	47,731	38,780	35,333	5,480
Non-PRC entities not subject to income tax
- Hong Kong	69	11	(101)	(16)
- British Virgin Islands	(631)	(479)	(2,072)	(321)
- Cayman Islands	32,064	32,760	47,717	7,400
PRC dividend withholding tax	9,887	5,200	5,200	806
Non-taxable income	(1,874)	—	(7,950)	(1,233)
Preferential tax rates	(29,011)	(29,663)	(33,049)	(5,125)
Others	163	718	4,922	763

Actual income tax expense	58,398	47,327	50,000	7,754

Schedule of deferred tax assets/(liabilities)

	March 31,
	2015	2016	2016
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	9,975	13,757	2,133
Non-current accounts receivable	8,871	10,624	1,647
Inventories	2,278	2,273	353
Others	678	494	77

Net deferred tax assets	21,802	27,148	4,210

Deferred tax liabilities:
Deferred revenue	(86)	(76)	(11)
Property, plant and equipment	(5,107)	(5,358)	(831)
PRC dividend withholding tax	(9,100)	(14,300)	(2,218)
Intangible assets	(28,982)	(27,827)	(4,316)

Deferred tax liabilities	(43,275)	(47,561)	(7,376)

Net deferred tax liabilities	(21,473)	(20,413)	(3,166)

Classification on consolidated balance sheets:
Current deferred tax assets	10,270	14,056	2,180
Current deferred tax liabilities	(9,100)	(14,300)	(2,218)
Non-current deferred tax assets	2,618	2,617	406
Non-current deferred tax liabilities	(25,261)	(22,786)	(3,534)

Net deferred tax liabilities	(21,473)	(20,413)	(3,166)